Business acquisition - Schedule of allocation of the purchase price as of the date of jiangsu five star acquisition (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Details of allocation of the purchase price as of the date of acquisition as follows [Line Items]
Goodwill	¥ 10,904,409	$ 1,671,174		¥ 6,643,669	¥ 6,643,669
Jiangsu Five Star [Member]
Details of allocation of the purchase price as of the date of acquisition as follows [Line Items]
Net liabilities assumed			¥ (14,549)
Appreciation of property, equipment and software			190,194
Trademark			489,000
Goodwill			2,185,135
Deferred tax liabilities			(169,798)
Non-controlling interests			(380,779)
Total			¥ 2,299,203